SHARE CAPITAL AND OTHER RESERVES - Information about share options outstanding and exercisable (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2024 USD ($) shares $ / shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2024 USD ($) shares $ / shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	3,621,666	1,093,333	3,621,666	1,093,333	3,463,333	1,093,333
Share options outstanding, Weighted average years to expiry			4 years 1 month 9 days
Share options exercisable, Number of share options exercisable | shares	1,619,166		1,619,166
Share options exercisable, Weighted average exercise price	$ 1.32		$ 1.32
Total share-based compensation expense | $			$ 852,264	$ 179,379
Total share-based compensation expense, expensed in the statement of loss | $	$ 184,026	$ 39,875	749,389	179,762
Total share-based compensation expense, capitalized to E&E assets | $			106,401	29,896
Share options
Information about share options outstanding and exercisable
Total share-based compensation expense, expensed in the statement of loss | $			$ 745,863	$ 149,483
Exercise price range $0.50 - $1.00
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	3,055,003		3,055,003
Share options outstanding, Weighted average years to expiry			3 years 10 months 13 days
Share options exercisable, Number of share options exercisable | shares	1,052,503		1,052,503
Share options exercisable, Weighted average exercise price	$ 0.83		$ 0.83
Exercise price range $0.50 - $1.00 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	0.50		0.50
Exercise price range $0.50 - $1.00 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	$ 1.00		$ 1.00
Exercise price range $2.01 - $2.50
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	566,663		566,663
Share options outstanding, Weighted average years to expiry			5 years 4 months 28 days
Share options exercisable, Number of share options exercisable | shares	566,663		566,663
Share options exercisable, Weighted average exercise price	$ 2.22		$ 2.22
Exercise price range $2.01 - $2.50 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	2.01		2.01
Exercise price range $2.01 - $2.50 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	$ 2.50		$ 2.50